SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results, and cash flows for the periods presented.

The results of operations for the three and six months ended June 30, 2025 and 2024 are not necessarily indicative of the results that may be expected for the year ending December 31, 2025 or any future period. These unaudited condensed consolidated financial statements and their notes should be read in conjunction with the Company’s Annual Report on Form 10-K as filed with the SEC on April 15, 2025, and as subsequently amended.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission ("SEC").

Principles of Consolidation

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Reverse Stock Split

Reverse Stock Split

Following stockholder approval on February 22, 2024, the Company effected a reverse stock split of its Common Stock at a ratio of 1-for-40 (the “Reverse Stock Split.”) The Reverse Stock Split was effective July 23, 2024. No changes were made to the number of authorized shares. Proportional adjustments were made to the number of shares of Common Stock issuable upon exercise or conversion of the Company’s equity awards, warrants, and other equity instruments convertible into Common Stock, as well as the applicable exercise price. All share and per share amounts of our Common Stock presented have been retroactively adjusted to reflect the Reverse Stock Split, including reclassifying an amount equal to the reduction in par value of Common Stock to additional paid-in capital.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are not applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Significant Accounting Policies

Significant Accounting Policies

The significant accounting policies used in preparation of these condensed consolidated financial statements are disclosed in the notes to consolidated financial statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, as amended. Other than as noted below, the significant accounting policies have not changed significantly since that filing.

Standby Equity Purchase Agreement

Standby Equity Purchase Agreement

In May 2025, the Company entered into a SEPA with the SEPA Investor, each defined and further described in Note 11. Pursuant to the SEPA, the Company has the right, but not the obligation, to sell to the SEPA Investor up to $100.0 million of shares of Common Stock at the Company’s request any time during the 36 months following the execution of such purchase agreement, subject to certain conditions. The

SEPA is accounted for as a liability at fair value under Accounting Standards Codification ("ASC") 815, as it includes an embedded put option and an embedded forward contract that do not meet the indexed to equity and the equity classification scope exception. The put option is recognized at inception, and the forward option is recognized upon issuance of notice for the sale of the Company's Common Stock. The change in the fair value of the SEPA is recorded in other gain (loss), net on the condensed consolidated statements of operations. See Note 11 for further details.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Estimates and assumptions made by management include, but are not limited to, the Company's inventory reserve and valuation of stock-based awards, derivative liabilities, and warrants issued. Such estimates may be subject to change as more current information becomes available and, accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are defined as short term, highly liquid investments, which are readily convertible to cash and have remaining maturities of three months or less at the date of acquisition. Cash and cash equivalents are held in U.S. financial institutions or in custodial accounts with U.S. financial institutions. The Company currently has bank deposits with financial institutions in the U.S. that exceed Federal Deposit Insurance Corporation insurance limits of $250,000. The Company has not experienced any losses in such accounts, nor does the Company believe it is exposed to any significant credit risk on cash and cash equivalents. However, any loss incurred or lack of access to such funds could have a significant adverse impact on the Company's financial condition, results of operations, and cash flows. As of December 31, 2024 and 2023, substantially all of the cash on hand was considered cash equivalents.

Concentrations of Credit Risk, Other Risks and Uncertainties

Concentrations of Credit Risk, Other Risks and Uncertainties

The Company's financial instruments that are subject to credit risk consist primarily of cash and cash equivalents and accounts receivable. At December 31, 2024 and 2023, substantially all of the Company's cash and cash equivalents were held in one large financial institution located in the United States. Management believes the financial risk associated with these balances is minimal and has not experienced any losses to date. The Company generally requires deposits from its customers. The Company's accounts receivable are derived from billings to customers and it has not experienced any collection issues to-date.

The Company's future results of operations involve a number of risks and uncertainties. The Company’s current business activities consist of business planning, research and development efforts to design and develop high-power, high-brightness blue laser technology, and capital raising to finance the Company through full commercialization. The Company is subject to the risks associated with such activities, including the need to further develop its technology and its marketing and distribution channels; further develop its supply chain and manufacturing; and hire additional management and other key personnel. Successful completion of the Company’s development program and, ultimately, the attainment of profitable operations, are dependent upon future events, including its ability to access potential markets and secure long-term financing.

The Company currently depends upon a small number of customers for a substantial portion of its revenue. During the year ended December 31, 2024, two customers accounted for 50% and 25% of the Company's revenue. During the year ended December 31, 2023, two customers accounted for 39% and 29% of the Company’s revenue. As of December 31, 2023, four customers accounted for 50%, 18%, and 13%, and 10% of the Company’s accounts receivable. The Company had no outstanding accounts receivable as of December 31, 2024. Loss of any of the Company's customers could have a material adverse effect on the Company's operations.

Fair Value Option for Certain Financial Instruments

Fair value option for certain financial instruments

The Company elected the fair value option (“FVO”) for recognition of (i) certain debt instruments, as described in Notes 4 and 8, and (ii) the Convertible Note Receivable (as defined and described in Note 5), as permitted under ASC 825, Financial Instruments. Under this option, financial instruments are initially recognized at fair value as an asset or liability on the condensed consolidated balance sheets with subsequent changes in fair value, inclusive of interest, market risk, and other factors affecting valuation, reflected in the condensed consolidated statements of operations. The Company elected to recognize interest expense within the line item presented for the change in the fair value of the asset or liability. Additionally, the change in fair value of financial liabilities attributable to the change in the instrument-specific credit risk is required to be presented separately in other comprehensive income. For the three and six months ended June 30, 2025, the change in fair value related to a change in the instrument-specific credit risk was immaterial. All costs associated with the issuance of financial instruments accounted for using the FVO are expensed upon issuance or as incurred. See Note 5 and Note 8 for additional information.

Fair Value of Financial Instruments

The fair value of the Company's assets and liabilities, including cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses, warrant liabilities, and derivative liabilities, which qualify as financial instruments under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820 — Fair Value Measurement ("ASC 820") approximates the carrying amounts represented in the consolidated balance sheets, primarily due to their short-term nature.

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, as follows:

Level 1: Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2: Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3: Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The assets’ or liabilities’ fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Mandatorily Redeemable Preferred Stock

Mandatorily redeemable preferred stock

The Company accounts for mandatorily redeemable preferred stock in accordance with ASC 480, Distinguishing Liabilities from Equity. Preferred stock that is mandatorily redeemable on a fixed or determinable date, or upon the occurrence of an event certain to occur, is classified as a liability on the condensed consolidated balance sheets. Mandatorily redeemable preferred stock is initially recognized at its fair value, and subsequently measured at its redemption value.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

Accounts receivable consist of uncollateralized obligations due from customers under normal trade terms, typically requiring a substantial deposit prior to any shipment. The carrying value of receivables, net of the allowance for credit losses, represents their net realizable value. The allowance for credit losses is estimated by management based on the nature and the age of outstanding receivables, historical collection experience, specific customer circumstances, and reasonable and supportable forecasts of future economic conditions. Past due receivables are written off when the Company's collection efforts have been deemed unsuccessful in collecting the amounts past due. Bad debt recoveries are credited to the allowance account as collected.

The Company manufactures and sells its products to a broad range of customers. Customers are typically provided payment terms of 30 to 120 days. The Company has tracked historical loss information for its trade receivables and has not experienced any material credit losses to date. Management has also determined that there were no economic conditions present to warrant an allowance for credit losses as of December 31, 2023. As such, there was no allowance for credit losses recorded as of December 31, 2023.
Inventories, Net

Inventories, Net

All inventories are stated at the lower of cost determined on the first in, first out basis or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predicted costs of completion, disposal, and transportation. Inventory includes parts and components that may be specialized in nature and subject to obsolescence. The Company maintains a reserve for excess or obsolete inventory items. On a quarterly basis, the Company reviews inventory quantities on hand in comparison to past consumption, recent purchases, and other factors to determine what inventory quantities, if any, may not be sellable. Based on this review, inventories are written off and charged to cost of revenue when identified as excess or obsolete. Subsequent changes in facts and circumstances do not result in an increase in the reserve previously recognized.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. The Company provides for depreciation and amortization of property and equipment on a straight-line basis for financial accounting purposes, and on an accelerated basis for tax purposes, over the estimated useful life of the respective asset.

Maintenance and repairs are charged to expense as incurred and major renewals or betterments which extend the life of such assets are capitalized based on the shorter of the life of the lease or the estimated useful life. The net gain or loss on property retired or otherwise disposed of is credited or charged to operating expenses and the costs and accumulated depreciation and amortization are removed from the accounts.

The estimated useful lives for each major depreciable classification of property and equipment are as follows:

Description of property and equipment	Years
Computer equipment	5
Office furniture and equipment	7
Leasehold improvements	Lease term or useful life, whatever is shorter
Machinery and equipment	10

Leases

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use ("ROU") assets, and operating lease liabilities, current, and noncurrent, on the consolidated balance sheets. The Company currently does not have any finance lease arrangements.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date of the lease. As the Company's leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company's lease terms may include an option to extend or terminate the lease when it is reasonably certain that it will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognized lease expense for these leases on a straight-line basis over the lease term.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. If the sum of the expected undiscounted cash flows is less than the carrying value of the related asset or group of assets being reviewed for impairment, a loss is recognized for the difference between the fair value and carrying value of the asset or group of assets. There was no impairment loss recognized for the years ended December 31, 2024 or 2023.

Revenue Recognition

Revenue Recognition

The Company's primary business activity involves sales of high-powered lasers and related installation services. The Company has sales to customers throughout the U.S., Europe, and Asia. All sales are settled in U.S. dollars. The Company accounts for revenue contracts with customers by applying the requirements of FASB ASC 606 — Revenue from Contracts with Customers ("ASC 606"), which includes the following steps:

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identification of the contract, or contracts, with a customer;
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identification of the performance obligations in the contract;
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determination of the transaction price;
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allocation of the transaction price to the performance obligations in the contract; and
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recognition of revenue when, or as, the Company satisfies a performance obligation.

In all sales arrangements, revenues are recognized when control of the promised goods or services is transferred to customers, in an amount the Company expects to be entitled to receive in exchange for those goods and services.

At contract inception, the Company assesses the goods or services promised within each contract and determines the performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes revenue for the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Determining the method and amount of revenue to recognize requires the Company to make judgments and estimates which include determining whether the performance obligation is satisfied over time or at a point in time, the selection of method to measure progress towards completion, and determining if the contract includes any variable consideration or material right elements.

The Company’s primary performance obligations include product sales and installation services. Revenue for product sales is recognized when the customer obtains control of the product, which occurs at a point in time, and may be upon shipment or upon delivery based on the contractual shipping terms of a contract. Revenue for installation services is recognized over time, as the service is rendered. For this performance obligation, the Company has a right to consideration from customers that corresponds directly with the value to the customers of the Company's performance completed to date, and as such, the Company recognizes revenue in the amount to which it has a right to invoice the customer. Typically, invoices are issued upon shipment or completion of services, which varies based on the product and service duration.

The Company allocates the transaction price based on the estimated relative standalone selling prices of the promised products or services underlying each performance obligation. The Company determines standalone selling prices based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price taking into account available information such as market conditions and internally approved standard pricing related to the performance obligations.

The Company recognizes freight and shipping costs associated with outbound freight after control over a product has transferred to a customer, as a fulfillment cost and includes those costs in materials within cost of revenue. Revenue received from shipping and handling fees is reflected in net revenue.

The Company's standard terms and conditions which are applicable to the Company's contracts covering the sale of its products include warranty provisions that provide assurance to its customers that the products will comply with agreed upon specifications, which is standard in the industry. The product warranty is accounted for in accordance with the guidelines under ASC 460-10 — Guarantees. Therefore, losses from warranty obligations are accrued when the amount of loss can be reasonably estimated, and the information is available before the financial statements are issued or are available to be issued.

The Company has determined that the nature, amount, timing, and uncertainty of revenue and cash flow are most significantly affected by its customer concentration, changes in technology, and adverse changes in the economy that may have an adverse impact on the ability of customers to contract with and pay the Company.

Income Taxes

Income Taxes

Income taxes are accounted for in accordance with the provisions of FASB ASC 740 — Income Taxes ("ASC 740"), which requires the recognition of deferred income taxes for differences between the basis of assets and liabilities for financial statement and income tax purposes. Income taxes are recognized for the current year and for the impact of deferred tax assets and liabilities, which represent future tax consequences of events that have been recognized differently in the financial statements than for income tax purposes. Deferred tax assets and liabilities are determined based upon the difference between the financial statement and income tax basis of assets and liabilities, as measured by the enacted tax rates which will be in effect when these differences are expected to reverse. Deferred tax expense (credit) is the result of changes in the deferred tax assets and liabilities.

In the event of the future consequences of differences between financial reporting bases and tax bases of assets and liabilities result in a deferred tax asset, the Company performs an evaluation of the probability of being able to realize future benefits indicated by such asset. A valuation allowance related to a net deferred tax asset is recorded when it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The Company recorded a full valuation allowance as of December 31, 2024 and 2023, as it is more likely than not that the Company will not be able to utilize the net deferred tax assets in the foreseeable future (see Note 12, Income Taxes). The Company maintains valuation allowances until sufficient evidence exists to support the reversal of such valuation allowances.

The Company recognizes in its financial statements the impact of a tax position, if that position is more likely than not of being sustained on audit, based on the technical merits of the position. The Company's policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of operating expense. Management has evaluated the Company's tax positions and concluded the Company has taken no uncertain tax positions that would require adjustments to the financial statements to comply with the provisions of this guidance. As there were no uncertain tax positions as of December 31, 2024 and 2023, no interest or penalties were recorded to operating expenses. Tax returns filed by the Company remain open to federal and state income tax examinations through the statutory time periods.

Cost of Revenue

Cost of Revenue

Cost of revenue primarily consists of the cost of materials, overhead and employee compensation associated with the manufacturing of our high-powered lasers. Product cost also includes lower of cost or net realizable value ("LCNRV") adjustments to inventory for adjustments to reduce the carrying value of inventory if its value is greater than the net realizable value, as well as adjustments for excess or obsolete inventory.

Research and Development Expenses

Research and Development Expenses

Research and development ("R&D") expenses consist of costs incurred to further the Company's commercialization development efforts. These costs consist primarily of compensation and related costs for R&D personnel, including stock-based compensation, employee benefits, training, travel, third-party consulting services, laboratory supplies, and R&D equipment depreciation. R&D costs are charged to the statement of operations as incurred and are included in operating expenses.

Selling and Marketing Expenses

Selling and Marketing Expenses

Selling and marketing expenses consist primarily of compensation and related costs for the Company's direct sales force, sales management, and marketing and include stock-based compensation, employee benefits, and travel for selling and marketing employees as well as costs related to trade shows, marketing programs, third-party consulting expenses, and application lab depreciation expenses. Selling and marketing costs are charged to the statement of operations as incurred and are included in operating expenses.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist primarily of compensation and related costs for finance, human resources, and other administrative personnel, and include stock-based compensation, employee benefits, and travel expenses. In addition, general and administrative expenses include third-party consulting and advisory services; legal, audit, and accounting services; and facilities costs. General and administrative costs are charged to the statement of operations as incurred and are included in operating expenses.

Stock-Based Compensation Expenses

Stock-Based Compensation Expenses

The Company measures and recognizes the compensation expenses for all stock-based awards made to employees, directors, and consultants based on estimated grant date fair values. The fair value of employee stock options is estimated on the grant date using the Black-Scholes model. The fair value for time-based stock awards is based on the grant date share price reduced by the present value of the expected dividend yield prior to vesting. The fair value of market-based stock awards is estimated using an option-pricing model on the date of grant. Stock-based compensation is reduced for forfeitures, which are accounted for as they occur.

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs related to financings not yet in place are included in deferred financing costs on the consolidated balance sheet and are not amortized until the associated financing is received, at which point the costs will be amortized over the term of the agreement. Deferred financing costs related to the Company's Junior Notes (as defined and described in Note 8) are included as a deduction from the carrying amount of the notes in current notes payable in the consolidated balance sheets and are amortized to interest expense over the term of the notes.

Debt Discount

Debt Discount

The debt discount related to the Company's Junior Notes (as defined and described in Note 8) is included as a deduction from the carrying amount of the notes in current notes payable in the consolidated balance sheets and is amortized to interest expense over the term of the notes.

Net Loss Per Common Share

Net Loss Per Common Share

The Company's basic net loss per common share is calculated by dividing net loss by the weighted-average number of shares of common stock outstanding for the period. Contingently issuable shares are included in the computation of basic net loss per share as of the date that all necessary conditions have been satisfied and issuance of the shares is no longer contingent. The Company's diluted net loss per share is computed by giving effect to all potential common stock equivalents outstanding for the period determined using the treasury stock method. For additional information on the Company's outstanding common stock equivalents excluded from the calculation of net loss per common share, see Note 13.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

ASU 2023-09

In December 2023, the Financial Accounting Standards Board (“FASB") issued Accounting Standards Update (“ASU") 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as reconciling items that meet a quantitative threshold. Further, the ASU requires additional disclosures on income tax expense and taxes paid, net of refunds received, by jurisdiction. The new standard is effective for annual periods beginning after December 15, 2024 on a prospective basis with the option to apply it retrospectively. Early adoption is permitted. The adoption of this guidance will result in the Company being required to include enhanced income tax related disclosures. The Company is currently evaluating the impact this standard will have on its consolidated financial statements.

ASU 2024-03

In November 2024, the FASB issued ASC 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which is intended to provide more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation and amortization) included in certain expense captions presented on the consolidated statement of operations. This new standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the consolidated financial statements. The Company is in the process of finalizing the disclosures that will be required by the adoption of the provisions of ASU 2023-09, and will adopt these amendments for annual disclosures in the Annual Report on Form 10-K for the year ending December 31, 2027.

Recently Adopted Accounting Pronouncements

ASU 2023-07

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which expands public entities' segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. All disclosure requirements under ASU 2023-07 are also required for public entities with a single reportable segment. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and subsequent interim periods, with early adoption permitted. We adopted ASU 2023-07 on January 1, 2024 and the information presented in Note 14 reflects the enhanced disclosures.

New Accounting Pronouncements Not Yet Adopted

ASU 2023-09

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as reconciling items that meet a quantitative threshold. Further, the ASU requires additional disclosures on income tax expense and taxes paid, net of refunds received, by jurisdiction. The new standard is effective for annual periods beginning after December 15, 2024 on a prospective basis with the option to apply it retrospectively. Early adoption is permitted. The adoption of this guidance will result in the Company being required to include enhanced income tax related disclosures. The Company is currently evaluating the impact this standard will have on its consolidated financial statements.

ASU 2024-03

In November 2024, the FASB issued ASC 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which is intended to provide more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation and amortization) included in certain expense captions presented on the consolidated statement of operations. This new standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the consolidated financial statements. The Company is currently evaluating the impact this standard will have on its consolidated financial statements and disclosures.